Income tax (Schedule of Current and Deferred Portions of Income Tax Expense Included in Consolidated Statements of Operations) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current and deferred portions of income tax expense
Current income tax expenses	¥ (411,892)		¥ (288,282)	¥ (203,366)
Deferred income tax benefits (expenses)	(3,919)	$ (602)	7,768	25,039
Income tax expense for the year	¥ (415,811)	$ (63,909)	¥ (280,514)	¥ (178,327)